S000031365 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	146 Months Ended	171 Months Ended	197 Months Ended	294 Months Ended	317 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.37%	8.68%	8.49%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	14.28%	12.87%
MSCI USA High Dividend Yield Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.68%	6.33%	8.04%
Columbia Dividend Opportunity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		15.47%	8.85%	8.59%
Performance Inception Date						Sep. 27, 2010
Columbia Dividend Opportunity Fund Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent		15.56%	8.95%	8.71%
Performance Inception Date					Nov. 08, 2012
Columbia Dividend Opportunity Fund Class S
Prospectus [Line Items]
Average Annual Return, Percent		15.25%	8.59%	8.33%
Performance Inception Date	Oct. 02, 2024
Columbia Dividend Opportunity Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent		8.59%	7.32%	7.68%
Performance Inception Date									Aug. 01, 1988
Columbia Dividend Opportunity Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.66%	5.51%	5.67%
Performance Inception Date									Aug. 01, 1988
Columbia Dividend Opportunity Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.47%	5.50%	5.72%
Performance Inception Date									Aug. 01, 1988
Columbia Dividend Opportunity Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent		13.31%	7.77%	7.52%
Performance Inception Date								Jun. 26, 2000
Columbia Dividend Opportunity Fund Class R
Prospectus [Line Items]
Average Annual Return, Percent		14.89%	8.30%	8.05%
Performance Inception Date							Aug. 01, 2008
Columbia Dividend Opportunity Fund Institutional 2 Class
Prospectus [Line Items]
Average Annual Return, Percent		15.53%	8.91%	8.66%
Performance Inception Date							Aug. 01, 2008